UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10 /31
Date of reporting period:	1/31/11

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED GLOBAL FUND

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS DIVERSIFIED LARGE CAP FUND

                        - DREYFUS EMERGING ASIA FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Global Fund
January 31, 2011 (Unaudited)

Registered Investment Companies--101.2%	Shares	Value ($)
Dreyfus Global Equity Income Fund,
Cl. I	11,769a	115,220
Dreyfus Global Sustainability
Fund, Cl. I	5,650a	86,833
Dreyfus Worldwide Growth Fund, Cl.
I	4,330a	174,011
Global Stock Fund, Cl. I	14,055a	195,651

Total Investments (cost $495,222)	101.2%	571,715
Liabilities, Less Cash and Receivables	(1.2%)	(6,808)
Net Assets	100.0%	564,907

a	Investment in affiliated mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $495,222.

Net unrealized appreciation on investments was $76,493 of which $76,493 related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	101.2

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below.

       Level 1 - unadjusted quoted prices in active markets for identical investments.
       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	571,715	-	-	571,715

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2011 (Unaudited)

Registered Investment Companies--99.6%	Shares	Value ($)
Dreyfus Emerging Asia, Cl. I	806,123a,b	9,633,166
Dreyfus Emerging Markets Fund, Cl. I	2,480,109b	32,663,039
Dreyfus International Equity Fund,
Cl. I	3,317,821b	95,652,793
Dreyfus International Value Fund,
Cl. I	8,123,566b	99,026,273
Dreyfus/Newton International
Equity Fund, Cl. I	4,576,188b	80,540,912
International Stock Fund, Cl. I	7,061,309b	96,669,323

Total Investments (cost $353,048,833)	99.6%	414,185,506
Cash and Receivables (Net)	.4%	1,603,351
Net Assets	100.0%	415,788,857

a	Non-income producing security.
b	Investment in affiliated mutual fund.

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $353,048,833.

Net unrealized appreciation on investments was $61,136,673 of which $61,136,673 related to appreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.6

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	414,185,506	-	-	414,185,506

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Large Cap Fund
January 31, 2011 (Unaudited)

Registered Investment Companies--100.4%	Shares	Value ($)
Dreyfus Research Growth Fund, Cl.
Z	113,792a	1,073,060
Dreyfus Strategic Value Fund, Cl.
I	34,745a	1,017,688
Dreyfus U.S. Equity Fund, Cl. I	37,972a	515,272
Dreyfus/The Boston Company Large
Cap Core Fund, Cl. I	14,839a	520,559

Total Investments (cost $2,649,796)	100.4%	3,126,579
Liabilities, Less Cash and Receivables	(.4%)	(13,414)
Net Assets	100.0%	3,113,165

a	Investment in affiliated mutual fund.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $2,649,796.

Net unrealized appreciation on investments was $476,783 of which $476,783 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	3,126,579	-	-	3,126,579

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2011 (Unaudited)

Common Stocks--92.4%	Shares	Value ($)
China--29.7%
AsiaInfo-Linkage	159,300a	3,418,578
AviChina Industry & Technology, Cl. H	3,300,000a	1,570,290
Beijing Capital Land, Cl. H	4,428,000	1,470,955
Bengang Steel Plates, Cl. B	5,018,024	2,574,451
China Valves Technology	367,985a	2,686,291
Chongqing Machinery & Electric, Cl. H	10,856,000	3,689,841
Hollysys Automation Technologies	124,900a	2,004,645
Hunan Non-Ferrous Metal, Cl. H	12,406,000	4,869,060
Inspur International	54,905,000	4,718,225
RDA Microelectron, ADR	17,000	228,480
Shanghai Friendship Group, Cl. B	2,209,401	4,772,306
Shenji Group Kunming Machine Tool, Cl. H	3,036,000	2,071,597
Travelsky Technology, Cl. H	2,960,000	2,976,458
Visionchina Media, ADR	587,400a	2,555,190
		39,606,367
Hong Kong--17.4%
AIA Group	1,614,000	4,440,407
China Foods	2,200,000	1,351,606
CIMC Enric Holdings	6,890,000a	2,916,252
Lifestyle International Holdings	1,839,000	4,566,454
Samling Global	19,006,000	1,487,005
Sunny Optical Technology Group	12,085,000	3,549,557
Zhuzhou CSR Times Electric, Cl. H	1,289,000	4,959,822
		23,271,103
India--25.3%
Balrampur Chini Mills	2,650,000	4,072,261
Brushman India, GDR	300,000a	33,900
Coal India	550,000	3,641,908
Country Club India	2,516,353	698,835
Engineers India	570,000	3,501,198
Hinduja Ventures	200,000	1,366,805

IFCI	4,000,000	4,635,156
Jai Balaji Industries	265,000	1,160,205
Punjab & Sind Bank	368,000	848,059
Reliance Infrastructure	138,418	2,133,705
Srei Infrastructure Finance	2,033,190	3,549,557
Tata Motors	253,000	6,327,755
Unitech	1,620,000	1,699,042
XL Energy	322,700a	122,304
		33,790,690
Indonesia--6.1%
Berlian Laju Tanker	44,119,500	1,731,037
Lippo Karawaci	23,485,500	1,479,524
Timah	16,326,500	4,962,188
		8,172,749
Malaysia--1.9%
KNM Group	500,000a	458,925
Petronas Chemicals Group	1,004,100	2,003,936
		2,462,861
Singapore--2.1%
Ezra Holdings	2,200,000	2,820,292
South Korea--4.7%
ELK	115,731a	2,033,266
Iljin Display	428,790a	4,282,929
		6,316,195
Thailand--5.2%
Big C Supercenter, NVDR	280,000	736,365
Khon Kaen Sugar Industry, NVDR	3,698,700	1,592,255
Land & Houses	5,000,000	898,204
Land & Houses, NVDR	8,300,000	1,491,018
Minor International, NVDR	6,439,400	2,251,028
		6,968,870
Total Common Stocks
(cost $110,878,611)		123,409,127

	Number of
Warrants--8.0%	Warrants	Value ($)

India--.3%

Magma Fincorp (10/24/12)	330,963 a,b,c	430,780
Luxembourg--2.4%
Microsec Fianacial Services (5/5/14)	800,000a	823,920
Prime Focus (10/24/12)	2,036,000a,b	2,341,134
		3,165,054
Singapore--.0%
Golden Agri-Resources (7/23/12)	81,654a	11,170
Sri Lanka--1.3%
John Keells Holdings (1/20/15)	650,000b	1,712,766
Vietnam--4.0%
Kinh Bac City Development Share Holding (5/5/14)	750,000a,b	1,409,919
Petrovietnam Drilling and Well Services (1/11/17)	466,333a,b	1,324,277
Petrovietnam Fertilizer & Chemical (6/18/18)	360,000a,b	784,697
Petrovietnam General Services (5/5/14)	130,000a,b	111,362
Pha Lai Thermal Power (1/17/12)	927,580 a,b,c	582,313
Saigon Securities (1/17/12)	514,860 a,b,c	783,079
Vietnam Dairy Products (1/20/15)	60,000b	286,327
		5,281,974
Total Warrants
(cost $13,978,440)		10,601,744
Total Investments (cost $124,857,051)	100.4%	134,010,871
Liabilities, Less Cash and Receivables	(.4%)	(545,169)
Net Assets	100.0%	133,465,702

ADR - American Depository Receipts
GDR - Global Depository Receipts
NVDR - Non Voting Depository Receipts

a	Non-income producing security.
b

The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At January 31, 2011, the value of this security amounted to $ 9,766,654 or 7.3% of net assets.

c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities had a market value of $1,796,172 or 1.3% of net assets.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $124,857,051. Net unrealized appreciation on investments was $9,153,820 of which $23,855,224 related to appreciated investment securities and $14,701,404 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	24.4
Financial	17.6
Information Technology	14.8
Consumer Discretionary	14.5
Materials	13.4
Consumer Staples	9.6
Energy	4.1
Utilities	2.0
100.4
† Based on net assets.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Hong Kong Dollar,
Expiring 2/1/2011	1,200,000	153,915	153,912	3
Malaysian Ringgit,
Expiring 2/7/2011	1,460,000	474,026	476,890	(2,864)

Gross Unrealized Appreciation				3
Gross Unrealized Depreciation				(2,864)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	123,409,127	-	-	123,409,127
Warrants+	835,090	9,766,654	-	10,601,744
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	3	-	3
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,864)	-	(2,864)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2011 (Unaudited)

Common Stocks--96.2%	Shares	Value ($)
China--60.8%
AsiaInfo-Linkage	1,364,910a	29,290,969
AviChina Industry & Technology, Cl. H	100,018,000a	47,593,105
Beijing Capital Land, Cl. H	68,334,000	22,700,142
Bengang Steel Plates, Cl. B	52,237,245	26,799,841
Changfeng Axle China	6,697,000	3,169,557
China Automation Group	29,368,000	22,449,806
China Communications Services, Cl. H	7,278,000	4,452,689
China International Marine Containers Group, Cl. B	7,840,378	18,583,646
China Merchants Property Development, Cl. B	1,764,635	3,238,818
China National Materials, Cl. H	54,746,000	46,975,398
China Pacific Insurance Group, Cl. H	5,606,000	22,181,976
China Shipping Container Lines, Cl. H	5,139,000a	2,372,865
ChinaSoft International	21,460,000a	5,257,207
Chongqing Changan Automobile, Cl. B	26,292,615	22,796,724
Chongqing Machinery & Electric, Cl. H	56,142,000	19,082,080
CSG Holding, Cl. B	4,444,869	6,305,304
Dalian Refrigeration, Cl. B	16,238,818	17,328,848
Feihe International	1,038,563a	9,887,120
Hangzhou Steam Turbine, Cl. B	5,295,488	11,037,007
Hollysys Automation Technologies	740,676a	11,887,850
Hunan Non-Ferrous Metal, Cl. H	89,948,000a	35,302,454
Inspur International	194,955,000b	16,753,330
LDK Solar, ADR	1,705,906a	21,340,884
Lianhua Supermarket Holdings, Cl. H	3,321,000	15,462,064
Mindray Medical International, ADR	410,226	10,731,512
RDA Microelectron, ADR	189,000	2,540,160
Shanghai Baosight Software, Cl. B	4,997,664	10,709,994
Shanghai Friendship Group, Cl. B	22,240,801	48,040,130
Spreadtrum Communications, ADR	2,463,415a,b	52,963,423
Travelsky Technology, Cl. H	22,357,000	22,481,307
Visionchina Media, ADR	4,187,182a,b	18,214,242

Xinjiang Xinxin Mining Industry, Cl. H	40,621,000	25,633,486
		633,563,938
Hong Kong--25.0%
China Agri-Industries Holdings	10,599,000	11,337,646
China Foods	20,798,000	12,777,593
CIMC Enric Holdings	46,546,000a,b	19,701,000
CITIC Pacific	7,589,000	20,392,034
Digital China Holdings	9,800,000	18,803,973
Dynasty Fine Wines Group	51,779,000	24,107,504
Intime Department Store Group	2,840,000	4,145,268
Ju Teng International Holdings	20,297,000	9,449,970
Kingsoft	31,298,000	17,141,011
Lifestyle International Holdings	13,662,500	33,925,596
LK Technology Holdings	47,555,000a	17,444,325
Shimao Property Holdings	17,098,500	25,965,798
TCC International Holdings	12,062,000	4,610,283
Truly International Holdings	23,562,000	6,225,458
Zhuzhou CSR Times Electric, Cl. H	9,036,000	34,768,779
		260,796,238
Taiwan--10.4%
Cathay Financial Holding	6,964,000	12,951,594
Chinatrust Financial Holding	17,208,000	14,697,815
Coretronic	6,086,000	10,354,511
D-Link	12,677,000	13,534,707
Formosa Chemicals & Fibre	2,917,000	10,649,102
HON HAI Precision Industry	4,601,000	19,807,649
KGI Securities	18,583,000	10,784,162
Siliconware Precision Industries	300,000	425,169
Wistron	8,008,515	15,721,629
		108,926,338
Total Common Stocks
(cost $784,480,059)		1,003,286,514
	Number of
Warrants--3.9%	Warrants	Value ($)
China
China XD Electric, Cl. A (5/5/14)	6,508,000a	8,158,429
CITIC Securities, Cl.A (5/5/14)	9,927,999a	18,849,299

Henan Pinggao Electric, Cl. A (5/5/14)	8,246,247a	13,670,628
Total Warrants
(cost $51,951,664)		40,678,356

Total Investments (cost $836,431,723)	100.1%	1,043,964,870
Liabilities, Less Cash and Receivables	(.1%)	(1,176,703)
Net Assets	100.0%	1,042,788,167

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in non-controlled affiliates (cost $90,387,396).

At January 31, 2011 the aggregate cost of investment securities for income tax purposes was $836,431,723.

Net unrealized appreciation on investments was $207,533,147 of which $271,968,766 related to appreciated investment securities and $64,435,619 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	27.2
Industrial	24.2
Financial	12.6
Consumer Discretionary	12.5
Consumer Staples	11.7
Materials	10.5
Health Care	1.0
Telecommunication Services	.4
100.1
† Based on net assets.

At January 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds($)	Value ($)	Appreciation ($)
Sales;
Hong Kong Dollar,
Expiring 2/1/2011	44,000,000	5,643,558	5,643,449	109

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

			Level 3 -Significant
	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,003,286,514	-		1,003,286,514
Warrants+	40,678,356			40,678,356
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	109	-	109
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
January 31, 2011 (Unaudited)

Registered Investment Companies--95.1%	Shares	Value ($)
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	3,785a	54,505
Dreyfus Emerging Markets Fund, Cl.
I	1,133a	14,921
Dreyfus Global Absolute Return
Fund, Cl. I	13,246a,b	161,866
Dreyfus Global Real Estate
Securities Fund, Cl. I	11,707a	86,868
Dreyfus Inflation Adjusted
Securities Fund	6,018a	77,209
Dreyfus International Bond Fund,
Cl. I	3,182a	51,970
Dreyfus Natural Resources Fund,
Cl. I	2,857a,b	83,125
Dreyfus/The Boston Company
Emerging Markets Core Equity
Fund, Cl. I	1,310a	36,483

Total Investments (cost $519,074)	95.1%	566,947
Cash and Receivables (Net)	4.9%	28,928
Net Assets	100.0%	595,875

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At January 31, 2011, the aggregate cost of investment securities for income tax purposes was $519,074.

Net unrealized appreciation on investments was $47,873 of which $48,863 related to appreciated investment securities and $990 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant Observable	Level 3 -Significant
Assets ($)	Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Mutual Funds	566,947	-	-	566,947

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: March 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)